Income taxes	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income taxes	19. Income taxes
Total income tax expense consists of:

	December 31, 2020	December 31, 2019

Current tax expense	$88,575	$56,350
Deferred tax recovery	(9,441)	(16,579)
	$79,134	$39,771
19. Income taxes (continued)
Total income tax expense attributable to each geographical jurisdiction for the Company is as follows:

	2020	2019

Turkey	$65,815	$57,518
Canada	23,122	(2,727)
Greece	(8,763)	(14,306)
Romania	(6,081)	(1,110)
Brazil	5,041	249
Other jurisdictions	—	147
	$79,134	$39,771

The key factors affecting income tax expense for the years are as follows:

	2020	2019

Earnings from continuing operations before income tax	$176,495	$113,456
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$47,654	$30,633

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(20,875)	(24,608)
Reduction in Greek income tax rate	—	(7,243)
Turkish investment tax credits	(21,669)	—
Québec mineral tax	10,712	63
Non-tax effected operating losses	25,598	16,231
Non-deductible expenses and other items	7,400	13,514
Foreign exchange and other translation adjustments	22,798	13,382
Future and current withholding tax on foreign income dividends	8,705	(5,278)
Other	(1,189)	3,077
Income tax expense	$79,134	$39,771
19. Income taxes (continued)
The change in the Company’s net deferred tax position was as follows:

	2020	2019
Net deferred income tax liability
Balance at January 1,	$412,717	$429,929
Deferred income tax recovery in the statement of operations	(9,441)	(16,579)
Deferred tax recovery in the consolidated statement of OCI	(563)	(633)
Balance at December 31,	$402,713	$412,717

The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Recovery
	2020	2019	2020	2019	2020	2019

Property, plant and equipment	$—	$—	$458,622	$498,384	$(39,762)	$14,823
Loss carryforwards	33,587	42,079	—	—	8,492	(4,834)
Liabilities	35,794	31,793	7,680	2,545	1,697	(1,927)
Future withholding taxes	—	—	6,234	—	6,234	(20,000)
Other items	15,930	24,346	15,488	10,006	13,898	(4,641)
Balance at December 31,	$85,311	$98,218	$488,024	$510,935	$(9,441)	$(16,579)

Unrecognized deferred tax assets	2020	2019

Tax losses	$181,667	$169,498
Other deductible temporary differences	39,394	30,242
	$221,061	$199,740

Unrecognized tax losses
The Company recognizes the benefit of tax losses only to the extent of anticipated future taxable income that can be reduced by the tax losses. Cumulative losses with a deferred tax benefit of $181,667 (2019 – $169,498) have not been recognized. The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2020	Expiry date	2019	Expiry date

Canadian net operating loss carryforwards	$512,102	2025-2040	$487,229	2025-2039
Canadian capital losses	$65,836	none	$63,483	none
Greek net operating loss carryforwards	$140,196	2021-2025	$98,395	2020-2024
Brazilian net operating loss carryforwards	$2,421	none	$31,128	none
19. Income taxes (continued)
Deductible temporary differences
At December 31, 2020 the Company had deductible temporary differences for which deferred tax assets of $39,394 (2019 – $30,242) have not been recognized because it is not probable that future taxable profits will be available against which the Company can utilize the benefits. The vast majority of these temporary benefits have no expiry date.
Temporary differences associated with investments in subsidiaries
The Company has not recognized deferred tax liabilities in respect of historical unremitted earnings of foreign subsidiaries for which we are able to control the timing of the remittance and are considered reinvested for the foreseeable future. At December 31, 2020, these earnings amount to $927,295 (2019 – $788,917). Substantially all of these earnings would be subject to withholding taxes if they were remitted by the foreign subsidiaries.
Other factors affecting taxation
During 2020 the Turkish Lira weakened, resulting in a deferred income tax expense during the year of $12,609 (2019 – $8,099) due to the decrease in the value of the future tax deductions associated with the Turkish operations. The Company expects that any future significant foreign exchange movements in the Turkish Lira, Euro or Brazilian Real in relation to the U.S. dollar could cause significant volatility in the deferred income tax expense or recovery.